KP FIXED INCOME FUND	Apr. 13, 2016
INSTITUTIONAL SHARES | KP FIXED INCOME FUND
Prospectus [Line Items]
Supplement [Text Block]

THE KP FUNDS

SUPPLEMENT DATED APRIL 13, 2016 TO THE

STATUTORY PROSPECTUS DATED MAY 1, 2015 (THE "PROSPECTUS") FOR THE KP FIXED

INCOME FUND (THE "FUND")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting held on February 22, 2016, the Board of Trustees of The KP Funds approved: (i) the termination of an investment sub-advisory agreement between Callan Associates, Inc. ("Callan"), the investment adviser of the Fund, and Eaton Vance Management ("Eaton Vance") and (ii) a new investment sub-advisory agreement between Callan and Credit Suisse Asset Management, LLC ("Credit Suisse"), each with respect to the Fund. In connection with such approvals, Credit Suisse now serves as sub-adviser to the Fund, and Eaton Vance no longer serves as sub-adviser to the Fund.

In addition, Peter R. Breault of SSGA Funds Management, Inc., a sub-adviser to the Fund, no longer serves as a portfolio manager of the Fund.

Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. ALL REFERENCES TO EATON VANCE ARE DELETED.

2. THE FOLLOWING IS ADDED TO THE FUND'S "PRINCIPAL INVESTMENT STRATEGIES" SECTION:

ACTIVE SENIOR LOANS: Credit Suisse Asset Management, LLC ("Credit Suisse") manages the portion of the Fund's assets allocated to the Active Senior Loans Sub-strategy. The primary objective for the Sub-strategy is to out-perform the S&P/LSTA Leveraged Loan Index over a full market cycle. No assurances can be given that this objective will be achieved. The S&P/LSTA Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Loans held in the index must be senior secured, have a minimum initial term of one year and a minimum initial spread of 125 basis points over LIBOR, be U.S. dollar denominated and have a par amount outstanding of $50 million or greater.

Under normal circumstances, Credit Suisse will seek to invest the Sub-strategy's assets primarily in high yield, fixed income securities (commonly referred to as "junk bonds"). The high yield, fixed income securities in which the Fund will invest will consist entirely of senior secured floating rate loans ("Senior Loans") issued by non-investment-grade companies and principally include floating rate loans and notes, high yield corporate bonds and notes, convertible bonds and preferred stocks and equity securities when acquired as a unit with fixed income securities or in a restructuring of fixed income securities. Senior Loans typically are secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is adjusted periodically to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below-investment-grade credit ratings and therefore are considered speculative because of the significant credit risk of their issuers. Credit Suisse may invest up to 25% of the Sub-strategy's assets in securities of non-U.S. issuers. Credit Suisse seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the Fund based on an analysis of individual issuers and the general business conditions affecting them. The Fund generally will not invest in instruments rated at the time of investment in the lowest rating categories (Ca or below by Moody's Investor Services ("Moody's") and CC or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P")) but may continue to hold securities which are subsequently downgraded.

2. THE FOLLOWING IS ADDED AT THE END OF THE FUND'S "PRINCIPAL RISKS" SECTION:

Valuation Risk - The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

3. THE FOLLOWING IS ADDED AT THE BEGINNING OF THE FUND'S "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION:

CREDIT SUISSE ASSET MANAGEMENT, LLC

John G. Popp, a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse"), has managed the portion of the Fund's assets allocated to Credit Suisse since 2016.

Thomas J. Flannery, a Managing Director of Credit Suisse, has managed the portion of the Fund's assets allocated to Credit Suisse since 2016.

Louis I. Farano, a Managing Director of Credit Suisse, has managed the portion of the Fund's assets allocated to Credit Suisse since 2016.

Wing Chan, a Managing Director of Credit Suisse, has managed the portion of the Fund's assets allocated to Credit Suisse since 2016.

4. IN THE "MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS" SECTION, THE REFERENCE TO "EATON VANCE MANAGEMENT ("EATON VANCE")" IN THE FIFTH PARAGRAPH OF THE DESCRIPTION OF THE FUND'S PRINCIPAL INVESTMENT STRATEGIES IS DELETED AND REPLACED WITH "CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE")".

5. IN THE "MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS" SECTION, THE FOLLOWING IS ADDED TO THE DESCRIPTION OF THE FUND'S PRINCIPAL INVESTMENT STRATEGIES:

ACTIVE SENIOR LOANS: Credit Suisse manages the portion of the Fund's assets allocated to the Active Senior Loans Sub-strategy. The primary objective for the Sub-strategy is to out-perform the S&P/LSTA Leveraged Loan Index over a full market cycle. No assurances can be given that this objective will be achieved. The S&P/LSTA Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Loans held in the index must be senior secured, have a minimum initial term of one year and a minimum initial spread of 125 basis points over LIBOR, be U.S. dollar denominated and have a par amount outstanding of $50 million or greater.

Under normal market conditions, Credit Suisse will seek to invest the Sub-strategy's assets primarily in fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody's and BB or lower by S&P), or, if unrated, are deemed by Credit Suisse to be of comparable quality. Securities rated Ba or lower by Moody's and BB or lower by S&P are commonly considered the equivalent of "junk bonds". The high yield, fixed income securities in which the Fund will invest will consist entirely of senior secured floating rate loans ("Senior Loans") issued by non-investment-grade companies and principally include floating rate loans and notes, high yield corporate bonds and notes, convertible bonds and preferred stocks and equity securities when acquired as a unit with fixed income securities or in a restructuring of fixed income securities. Senior Loans typically are secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is adjusted periodically to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below-investment-grade credit ratings and therefore are considered speculative because of the significant credit risk of their issuers. Credit Suisse may invest up to 30% of the Sub-strategy's assets in securities of non-U.S. issuers. Credit Suisse seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the Fund based on an analysis of individual issuers and the general business conditions affecting them. The Fund will generally not invest in instruments rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S&P) but may continue to hold securities which are subsequently downgraded. However, it has authority to invest in securities rated as low as C and D by Moody's and S&P, respectively.

The Fund may purchase Senior Loans by assignment from a participant in the original syndicate of lenders or from subsequent assignees of such interests, or can buy a participation in a loan. Loan participations typically represent indirect participations in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

In choosing investments, Credit Suisse's portfolio managers:

o continually analyze individual companies, including their financial condition, cash flow and borrowing requirements, value of assets in relation to cost, strength of management, responsiveness to business conditions, credit standing and anticipated results of operations

o analyze business conditions affecting investments, including

o changes in economic activity and interest rates

o availability of new investment opportunities

o economic outlook for specific industries

o seek to moderate risk by investing among a variety of industry sectors and issuers

Credit Suisse's portfolio managers may sell investments for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

6. IN THE "MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS" SECTION, THE FOLLOWING IS ADDED TO THE DESCRIPTION OF THE PRINCIPAL RISKS:

VALUATION RISK (FIXED INCOME FUND) --The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

7. IN THE "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION, THE FOLLOWING IS ADDED TO THE DESCRIPTION OF THE FUND'S SUB-ADVISERS AND PORTFOLIO MANAGERS:

CREDIT SUISSE ASSET MANAGEMENT, LLC, One Madison Avenue, New York, NY 10010, serves as investment sub-adviser to a portion of the assets of the KP Fixed Income Fund. As of December 31, 2015, Credit Suisse had approximately $324.7 billion in assets under management. The Credit Suisse Credit Investments Group ("CIG") is responsible for the day-to-day portfolio management of the Fixed Income Fund's assets allocated to Credit Suisse.

PORTFOLIO MANAGERS:

John G. Popp, Managing Director and Group Head and Chief Investment Officer of CIG, has primary responsibility for making investment decisions and monitoring processes for CIG's global investment strategies. Mr. Popp is also a member of the CIG Credit Committee. Mr. Popp also serves as the Chief Executive Officer and President of the Credit Suisse's proprietary mutual fund family, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund and Director, Chief Executive Officer and President of Credit Suisse Parkview BDC, Inc. Previous to Credit Suisse, Mr. Popp was a Founding Partner and Head of Asset Management for First Dominion Capital, LLC. From 1992 through 1997, Mr. Popp was a Managing Director of Indosuez Capital and also served as President of Indosuez Capital Asset Advisors, Inc., and President of 1211 Investors, Inc. In 1989, Mr. Popp joined the Corporate Finance Department of Kidder Peabody & Co., Inc. as Senior Vice President, previously serving as Vice President in the Mergers and Acquisitions department of Drexel Burnham Lambert. Mr. Popp is a member of the Brookings Institute's Foreign Policy Leadership Committee and a member of the Juilliard School Council. Mr. Popp graduated with a Bachelor of Arts degree in History from Pomona College and an M.B.A. in Finance and Marketing from the Wharton Graduate Division of the University of Pennsylvania.

Thomas J. Flannery, Managing Director, is a Portfolio Manager for CIG, with responsibility for trading, directing investment decisions, and originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse in November 2000 through the merger with DLJ. Previous to CIG, Mr. Flannery served as an Associate at First Dominion Capital, LLC, which he joined in 1998. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc., where he served as an Analyst in the Financial Restructuring Group, working on a variety of debtor and creditor representation assignments. Mr. Flannery graduated with a Bachelor of Science degree in Finance from Georgetown University.

Louis I. Farano, Managing Director, is a Portfolio Manager for CIG with responsibility for senior loans. Prior to joining CIG in 2006, Mr. Farano served as a Vice President in the High Yield department at SG America Securities Inc. Mr. Farano holds a B.B.A. in Accounting from James Madison University and an M.B.A. in Finance from UCLA's Anderson School.

Wing Chan, Managing Director, is a Portfolio Manager of CIG with primary responsibility for high yield bonds. Prior to joining Credit Suisse in 2005, Ms. Chan served as an Associate Portfolio Manager in Invesco's High Yield group. Previously, Ms. Chan worked at JP Morgan Fleming Asset Management where she shared responsibility for the management of Structured and Long Duration products. Ms. Chan earned a double B.S. in Economics and Finance from the Massachusetts Institute of Technology. Ms. Chan is a CFA Charterholder and holds a Series 3 license.

8. ALL REFERENCES TO PETER R. BREAULT ARE DELETED.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KPF-SK-013-0100